Deferred revenue (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred revenue [Abstract]
Online games	$ 6,674	41,411